                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3950

                        Van Kampen U.S. Government Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end:   12/31

Date of reporting period:   6/30/04

Item 1. Report to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen U.S. Mortgage Fund performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the fund's financial statements and a list of fund investments as of June 30, 2004.

       This material must be preceded or accompanied by a prospectus for the fund being offered. The prospectus contains information about the fund, including the investment objectives, risks, charges, and expenses. Please read the prospectus carefully before investing.

       Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the fund will achieve its investment objective. The fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and that the value of the fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in this fund.

       Fund shares are neither insured nor guaranteed by the U.S. Government

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 06/30/04

                                 A SHARES                B SHARES                C SHARES
                             since 05/31/1984        since 08/24/1992        since 08/13/1993
-----------------------------------------------------------------------------------------------
                                         W/MAX                   W/MAX                   W/MAX
                                         4.75%                   4.00%                   1.00%
AVERAGE ANNUAL             W/O SALES     SALES     W/O SALES     SALES     W/O SALES     SALES
TOTAL RETURNS               CHARGES     CHARGES     CHARGES     CHARGES     CHARGES     CHARGES

Since Inception              8.34%        8.08%      5.29%        5.29%      4.62%        4.62%

10-year                      6.37         5.85       5.85         5.85       5.53         5.53

5-year                       5.79         4.77       4.96         4.72       4.95         4.95

1-year                       2.25        -2.58       1.44        -2.43       1.44         0.48

6-month                      0.92        -3.86       0.52        -3.41       0.52        -0.46
-----------------------------------------------------------------------------------------------

30-Day SEC Yield                  2.43%                   1.79%                   1.80%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND FUND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return with sales charges includes payment of the maximum sales charge of 4.75 percent for Class A shares, a contingent deferred sales charge of 4.00 percent for Class B shares (in year one and declining to zero after year five), a contingent deferred sales charge of 1.00 percent for Class C shares in year one and combined Rule 12b-1 fees and service fees of up to 0.25 percent for Class A shares and 1.00 percent for Class B and C shares. The since-inception and 10-year returns for Class B shares reflect their conversion into Class A shares six years after purchase. The since inception returns for Class C shares reflect their conversion into Class A shares ten years after purchase. See footnote 3 in the Notes to Financial Statements for additional information. Figures shown above assume reinvestment of all dividends and capital gains. SEC yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Merrill Lynch One-to-Ten Year U.S. Treasury Index is generally representative of fixed-rate, coupon-bearing U.S. Treasury securities with a maturity range of one to ten years. The Lehman Brothers Mortgage Index is a total return index made up of all fixed-rate securities backed by mortgage-backed securities. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index. Source for Lehman Brothers Mortgage Index performance: Lipper Inc.

Fund Report

FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

Van Kampen U.S. Mortgage Fund is managed by the Adviser's Taxable Fixed-Income team.(1) Current team members include W. David Armstrong, Managing Director of the Adviser; Scott F. Richard, Managing Director of the Adviser; and Neil Stone, Executive Director of the Adviser.

MARKET CONDITIONS

The anticipation of rising interest rates created uncertainty in the bond market during the six-month period under review. At the start of the year, bond prices reflected a general belief that the Federal Reserve Bank's Federal Open Market Committee (the Fed) would soon raise the target federal funds rate from its 46-year low of 1 percent. Shortly thereafter, however, it became apparent that the Fed would wait for further proof of a strengthening economy before acting on interest rates. The lack of expected Fed activity led to a reversal in market consensus, which drove bond prices up and yields down.

Early in the second quarter, however, the market reversed course. Unexpectedly high job-growth data, a healthy 3.9 percent increase in first-quarter Gross Domestic Product (GDP) growth, and strong consumer spending all seemed to point to a solid economic recovery and an increase in interest rates. The expectation of rising rates, coupled with climbing oil prices and growing tensions in Iraq, hit the credit markets hard, pushing bond prices back down again. By June, market volatility had subsided somewhat as investors awaited the results of that month's Fed meeting. At that meeting on June 30, the Fed finally announced it was raising the federal funds rate by 25 basis points to 1.25 percent--the first rate increase since 2000. By this time, though, the market had already factored in the rate hike and bond yields remained largely unchanged.

The investment characteristics of the mortgage-backed securities market have continued to change as homeowners refinance into lower-cost mortgages. Because of this trend, the average price of mortgage-backed securities has been declining, with average maturities modestly increasing. Throughout much of the period, yield spreads between mortgage-backed securities and Treasuries remained fairly constant. In June, the incremental yield advantage of mortgage-backeds versus Treasuries declined slightly when spreads narrowed.

(1) Team members may change without notice at any time.
 2

PERFORMANCE ANALYSIS

The fund returned 0.92 percent for the six months ended June 30, 2004, outperforming its benchmark indexes, the Merrill Lynch One-to-Ten Year Treasury Index and the Lehman Brothers Mortgage Index. (Class A shares, unadjusted for sales charge. See table below.)

Until late June, when mortgage-backed securities became modestly more expensive, the mortgage sector had been an attractive place to invest for yield relative to Treasuries. Entering the period, we liked the prospects for a strong economic recovery and believed interest rates were heading up. Based upon these expectations, we emphasized higher-coupon mortgage-backed securities in the portfolio--those in the 5.5 to 6.5 percent range--because higher-coupon issues typically fare better than lower-coupon issues in a rising-rate environment. This high-coupon bias ultimately added to the fund's performance when rates began to move higher.

We also moved to help protect the fund from the adverse effects of rising rates by establishing a duration (a measure of interest-rate sensitivity) lower than that of the benchmarks--a strategy that also helped boost performance. As always, we maintained the highest credit quality in the portfolio, and the majority of its holdings were invested in securities issued by Fannie Mae.

Looking ahead, we believe that the best values will continue to reside in higher-coupon debt; however, with mortgage-backed securities now appearing to be more fully priced, capturing value may prove more challenging in the coming months. We will continue with our disciplined investment approach, closely monitoring the market for attractive investment opportunities.

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2004

------------------------------------------------------------------------
                                    MERRILL LYNCH
                                     ONE-TO-TEN         LEHMAN
                                    YEAR TREASURY      BROTHERS
      CLASS A   CLASS B   CLASS C       INDEX       MORTGAGE INDEX

       0.92%     0.52%     0.52%       -0.21%           0.77%
------------------------------------------------------------------------

The performance for the three share classes varies because each has different expenses. The fund's total return figures assume the reinvestment of all distributions, but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information and index definitions.

ASSET ALLOCATION AS OF 6/30/04
FNMA                           68.4%
FHLMC                          18.5
REMIC/CMO                       6.4
GNMA                            5.7
Treasury Securities             1.0

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of long-term investments. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to fund shareholders, and makes these reports available on its public web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public web site, each fund files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's web site, . You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       In addition to filing a complete schedule of portfolio holdings with the SEC each fiscal quarter, each Van Kampen fund makes portfolio holdings information available by periodically providing the information on its public web site, . Each Van Kampen fund provides a complete schedule of portfolio holdings on the public web site on a calendar-quarter basis approximately 30 days after the close of the calendar quarter. Furthermore, each Van Kampen fund provides partial lists of its portfolio holdings (such as top 10 or top 15 fund holdings) to the public web site each with a delay of approximately 15 days.

       You may obtain copies of a fund's fiscal quarter filings, or its monthly or calendar-quarter web site postings, by contacting Van Kampen Client Relations at 1-800-847-2424.

HOUSEHOLDING NOTICE

       To reduce fund expenses, the fund attempts to eliminate duplicate mailings to the same address. The fund delivers a single copy of certain shareholder documents to investors who share an address, even if the accounts are registered under different names. The fund's prospectuses and shareholder reports (including annual privacy notices) will be delivered to you in this manner indefinitely unless you instruct us otherwise. You can request multiple copies of these documents by either calling 1-800-341-2911 or writing to Van Kampen Investor Services at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, IL 60181. Once Investor Services has received your instructions, we will begin sending individual copies for each account within 30 days.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The fund's policies and procedures with respect to the voting of proxies relating to the fund's portfolio securities and information on how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by calling 1-800-847-2424 or by visiting our web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED)

PAR
AMOUNT
(000)       DESCRIPTION                         COUPON          MATURITY             VALUE
-----------------------------------------------------------------------------------------------
            COLLATERALIZED MORTGAGE
            OBLIGATIONS  7.1%
$      53   Federal Home Loan Mortgage
            Corp. ............................   9.250%         11/15/05         $       53,299
   19,079   Federal Home Loan Mortgage Corp.
            (Interest Only)...................   5.500          05/15/27              1,786,296
    8,342   Federal Home Loan Mortgage Corp.
            (Interest Only)...................   6.500          05/15/33              1,760,036
   23,695   Federal Home Loan Mortgage Corp.
            (Interest Only) (a)...............   6.711          03/15/32              2,305,753
    8,703   Federal Home Loan Mortgage Corp.
            (Interest Only) (a)...............   6.761          03/15/32                787,686
    7,164   Federal Home Loan Mortgage Corp.
            (Interest Only) (a)...............   6.861          06/15/31                558,496
    4,892   Federal Home Loan Mortgage Corp.
            (Interest Only) (a)...............   7.311          03/15/32                437,795
    6,637   Federal Home Loan Mortgage Corp.
            (Interest Only)...................   8.000          06/01/31              1,318,267
   25,879   Federal National Mortgage
            Association.......................   5.500          07/25/16             26,353,187
    9,000   Federal National Mortgage
            Association.......................   6.022          11/25/10              9,575,823
   29,000   Federal National Mortgage
            Association.......................   6.740          08/25/07             31,211,099
    6,722   Federal National Mortgage
            Association REMIC.................   7.000          09/25/32              7,073,935
    3,384   Federal National Mortgage
            Association.......................   7.500          01/19/39              3,628,479
   16,150   Federal National Mortgage
            Association (Interest Only) (a)...   5.300          07/25/34              1,108,069
   23,731   Federal National Mortgage
            Association (Interest Only)
            REMIC.............................   6.000    08/25/32 to 11/25/32        4,366,144
   13,607   Federal National Mortgage
            Association (Interest Only).......   6.500    07/01/31 to 05/25/33        3,110,013
    2,295   Federal National Mortgage
            Association (Interest Only) REMIC
            (a)...............................   6.800          12/25/29                144,576
    9,991   Federal National Mortgage
            Association (Interest Only)
            REMIC.............................   7.000    03/01/32 to 04/25/33        2,200,668
   11,471   Federal National Mortgage
            Association (Interest Only).......   7.500    11/01/29 to 01/01/32        2,577,277
    1,023   Government National Mortgage
            Association (Interest Only)
            REMIC.............................   6.000          09/20/28                 27,405

See Notes to Financial Statements                                              7

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                         COUPON          MATURITY             VALUE
-----------------------------------------------------------------------------------------------
$  14,010   Government National Mortgage
            Association (Interest Only) (a)...   6.698%         12/16/25         $    1,353,926
   10,804   Government National Mortgage
            Association (Interest Only) (a)...   6.748          05/16/32                713,432
                                                                                 --------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  7.1%...............................      102,451,661
                                                                                 --------------

            MORTGAGE BACKED SECURITIES  102.8%
   18,350   Federal Home Loan Mortgage Corp.,
            July..............................   5.000            TBA                18,361,469
   53,750   Federal Home Loan Mortgage Corp.,
            July..............................   5.000            TBA                51,885,520
   25,750   Federal Home Loan Mortgage Corp.,
            August............................   5.000            TBA                25,645,391
    3,462   Federal Home Loan Mortgage
            Corp. ............................   6.000          04/01/29              3,552,227
   75,854   Federal Home Loan Mortgage
            Corp. ............................   6.500    07/01/14 to 11/01/33       79,224,554
   73,596   Federal Home Loan Mortgage
            Corp. ............................   7.500    06/01/17 to 07/01/33       79,269,037
   13,621   Federal Home Loan Mortgage
            Corp. ............................   8.000    12/01/19 to 05/01/32       14,871,196
   14,861   Federal Home Loan Mortgage
            Corp. ............................   8.500    10/01/10 to 08/01/31       16,204,462
    3,062   Federal Home Loan Mortgage
            Corp. ............................  10.000    01/01/09 to 08/01/21        3,393,772
       23   Federal Home Loan Mortgage Corp.
            (FHA/VA)..........................  10.000         09/01/2010                24,958
       93   Federal Home Loan Mortgage Corp.
            (FHA/VA)..........................  10.000         01/01/2019               102,756
       82   Federal Home Loan Mortgage
            Corp. ............................  10.250          11/01/09                 89,791
    2,434   Federal Home Loan Mortgage
            Corp. ............................  11.000    10/01/04 to 01/01/21        2,717,595
   73,100   Federal National Mortgage
            Association, July.................   4.500            TBA                71,432,443
   47,900   Federal National Mortgage
            Association, July.................   4.500            TBA                44,801,445
   60,250   Federal National Mortgage
            Association, July.................   5.000            TBA                60,325,313
   30,700   Federal National Mortgage
            Association, July.................   5.000            TBA                29,654,297
   18,300   Federal National Mortgage
            Association, August...............   5.000            TBA                18,225,656
   27,000   Federal National Mortgage
            Association, July.................   5.500            TBA                27,615,924

 8                                             See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                         COUPON          MATURITY             VALUE
-----------------------------------------------------------------------------------------------
            MORTGAGE BACKED SECURITIES
            (CONTINUED)
$ 183,400   Federal National Mortgage
            Association, July.................   5.500%           TBA            $  182,540,221
   72,650   Federal National Mortgage
            Association, August...............   5.500            TBA                74,034,854
   63,800   Federal National Mortgage
            Association, August...............   5.500            TBA                63,281,625
   88,255   Federal National Mortgage
            Association.......................   6.000    07/01/12 to 04/01/33       90,424,626
   21,675   Federal National Mortgage
            Association, July.................   6.500            TBA                22,569,094
   21,675   Federal National Mortgage
            Association, August...............   6.500            TBA                22,494,575
  153,774   Federal National Mortgage
            Association.......................   6.500    11/01/13 to 02/01/34      160,493,982
   80,024   Federal National Mortgage
            Association.......................   7.000    05/01/13 to 01/01/34       84,622,642
   47,910   Federal National Mortgage
            Association.......................   7.500    04/01/15 to 12/01/32       51,390,471
   52,167   Federal National Mortgage
            Association.......................   8.000    12/01/16 to 09/01/32       56,718,745
   19,277   Federal National Mortgage
            Association.......................   8.500    08/01/14 to 05/01/32       20,950,370
    1,448   Federal National Mortgage
            Association.......................   9.000    05/01/09 to 02/01/21        1,592,275
       86   Federal National Mortgage
            Association (MFMR)................   9.000          03/01/08                 85,351
    2,010   Federal National Mortgage
            Association.......................   9.500    05/01/20 to 04/01/30        2,275,273
    1,232   Federal National Mortgage
            Association.......................  10.000    11/01/18 to 05/01/22        1,379,294
    1,098   Federal National Mortgage
            Association.......................  10.500    06/01/10 to 05/01/21        1,230,280
      526   Federal National Mortgage
            Association.......................  11.000    12/01/10 to 10/01/19          588,353
      154   Federal National Mortgage
            Association.......................  11.500    12/01/09 to 01/01/16          172,605
        6   Federal National Mortgage
            Association.......................  12.500          03/01/15                  7,371
      310   Federal National Mortgage
            Association.......................  13.000          06/01/15                356,405
   14,550   Government National Mortgage
            Association, July.................   5.500            TBA                14,527,273
   17,500   Government National Mortgage
            Association, July.................   6.000            TBA                17,921,085

See Notes to Financial Statements                                              9

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                         COUPON          MATURITY             VALUE
-----------------------------------------------------------------------------------------------
            MORTGAGE BACKED SECURITIES
            (CONTINUED)
$   5,661   Government National Mortgage
            Association.......................   6.000%   01/15/28 to 04/15/29   $    5,820,419
    1,984   Government National Mortgage
            Association.......................   6.500    04/15/26 to 12/15/28        2,079,221
    6,225   Government National Mortgage
            Association.......................   7.000    08/15/22 to 10/15/30        6,633,067
   11,167   Government National Mortgage
            Association.......................   7.500    01/15/17 to 02/15/30       12,083,558
    4,953   Government National Mortgage
            Association.......................   8.000    08/15/07 to 08/15/29        5,470,663
    4,376   Government National Mortgage
            Association.......................   8.500    04/15/06 to 06/15/23        4,878,173
    6,923   Government National Mortgage
            Association.......................   9.000    09/15/04 to 08/15/24        7,806,839
    4,966   Government National Mortgage
            Association.......................   9.500    06/15/09 to 09/15/22        5,610,782
    1,518   Government National Mortgage
            Association.......................  10.500    09/15/10 to 10/15/19        1,715,594
      315   Government National Mortgage
            Association.......................  11.000    03/15/10 to 12/15/18          355,824
      428   Government National Mortgage
            Association.......................  11.500    10/15/10 to 02/15/17          488,845
      258   Government National Mortgage
            Association.......................  12.000    11/15/12 to 07/15/15          294,812
       80   Government National Mortgage
            Association (FHA/VA)..............  12.250    06/15/14 to 06/15/15           90,829
      334   Government National Mortgage
            Association.......................  12.500    04/15/10 to 08/15/15          382,837
      202   Government National Mortgage
            Association.......................  13.000    01/15/11 to 05/15/15          232,792
    2,697   Government National Mortgage
            Association II....................   6.000          04/20/29              2,769,610
       17   Government National Mortgage
            Association II....................   8.500          02/20/17                 18,660
      514   Government National Mortgage
            Association II....................  10.500    04/20/14 to 05/20/19          579,501
      352   Government National Mortgage
            Association II (FHA/VA)...........  11.000    09/20/13 to 08/20/20          398,347
      198   Government National Mortgage
            Association II (FHA/VA)...........  11.500    08/20/13 to 07/20/20          225,675

 10                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

PAR
AMOUNT
(000)       DESCRIPTION                         COUPON          MATURITY             VALUE
-----------------------------------------------------------------------------------------------
            MORTGAGE BACKED SECURITIES
            (CONTINUED)
$     170   Government National Mortgage
            Association II....................  12.000%   09/20/13 to 12/20/15   $      194,249
      169   Government National Mortgage
            Association II....................  12.500    10/20/13 to 09/20/15          194,682
                                                                                 --------------

TOTAL MORTGAGE BACKED SECURITIES  102.8%......................................    1,475,379,555
                                                                                 --------------

            UNITED STATES TREASURY
            OBLIGATIONS  1.1%
    7,000   United States Treasury Notes......   3.875          02/15/13              6,694,030
   30,000   United States Treasury Notes
            (STRIPS)..........................   0.000          11/15/25              8,987,730
                                                                                 --------------

TOTAL UNITED STATES TREASURY OBLIGATIONS......................................       15,681,760
                                                                                 --------------

TOTAL LONG-TERM INVESTMENTS  111.0%
  (Cost $1,563,704,976).......................................................    1,593,512,976
                                                                                 --------------

SHORT-TERM INVESTMENTS  36.3%
REPURCHASE AGREEMENT  15.1%
State Street Bank & Trust Co. ($216,823,000 par collateralized by U.S.
  Government obligations in a pooled cash account, interest rate of 1.35%, dated 06/30/04, to be sold on 07/01/04 at $216,831,131)
  (Cost $216,823,000).........................................................      216,823,000
                                                                                 --------------

U.S. TREASURY OBLIGATIONS  21.2%
Federal Home Loan Bank ($300,000,000 par, yielding 1.25%, 07/01/04 maturity)..      300,000,000
United States Treasury Bills ($2,600,000 par, yielding 1.162%, 07/15/04
  maturity) (b)...............................................................        2,598,825
United States Treasury Bills ($1,150,000 par, yielding 1.281%, 09/23/04
  maturity) (b)...............................................................        1,146,563
                                                                                 --------------

TOTAL U.S. TREASURY OBLIGATIONS...............................................      303,745,388
                                                                                 --------------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $520,569,415).........................................................      520,568,388
                                                                                 --------------

TOTAL INVESTMENTS  147.3%
  (Cost $2,084,274,391).......................................................    2,114,081,364

LIABILITIES IN EXCESS OF OTHER ASSETS  (47.3%)................................     (678,794,409)
                                                                                 --------------

NET ASSETS  100.0%............................................................   $1,435,286,955
                                                                                 ==============

See Notes to Financial Statements                                             11

VAN KAMPEN U.S. MORTGAGE FUND

PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED) continued

Percentages are calculated as a percentage of net assets.

(a) An Inverse Floating Rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Fund to enhance the yield of the portfolio. All of the Trust's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in the unrealized appreciation/ depreciation. Upon disposition, a realized gain or loss is recognized accordingly.

(b) All or a portion of these securities have been physically segregated in connection with open futures and forwards contracts.

FHA/VA--Federal Housing Administration/Department of Veterans Affairs

MFMR--Multi Family Mortgage Revenue

REMIC--Real Estate Mortgage Investment Conduits

TBA--To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

The obligations of certain United States Government sponsored entities are neither issued or guaranteed by the United States Treasury.

 12                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2004 (Unaudited)

ASSETS:
Total Investments, including repurchase agreement of
  $216,823,000 (Cost $2,084,274,391)........................  $2,114,081,364
Cash........................................................         862,559
Receivables:
  Investments Sold..........................................     221,455,141
  Interest..................................................       5,638,551
  Fee Income................................................         244,214
  Fund Shares Sold..........................................         205,230
Other.......................................................         254,355
                                                              --------------
    Total Assets............................................   2,342,741,414
                                                              --------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     900,179,152
  Fund Shares Repurchased...................................       2,864,696
  Income Distributions......................................       1,823,200
  Distributor and Affiliates................................         933,115
  Investment Advisory Fee...................................         620,979
  Variation Margin on Futures...............................         362,297
Accrued Expenses............................................         414,410
Trustees' Deferred Compensation and Retirement Plans........         256,610
                                                              --------------
    Total Liabilities.......................................     907,454,459
                                                              --------------
NET ASSETS..................................................  $1,435,286,955
                                                              ==============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................  $1,556,494,530
Net Unrealized Appreciation.................................      30,177,901
Accumulated Undistributed Net Investment Income.............     (13,487,493)
Accumulated Net Realized Loss...............................    (137,897,983)
                                                              --------------
NET ASSETS..................................................  $1,435,286,955
                                                              ==============
NET ASSET VALUE PER COMMON SHARE:
  Class A Shares:
    Net asset value and redemption price per share (Based on
    net assets of $1,275,394,308 and 92,079,425 shares of
    beneficial interest issued and outstanding).............  $        13.85
    Maximum sales charge (4.75%* of offering price).........             .69
                                                              --------------
    Maximum offering price to public........................  $        14.54
                                                              ==============
  Class B Shares:
    Net asset value and offering price per share (Based on
    net assets of $132,042,774 and 9,567,693 shares of
    beneficial interest issued and outstanding).............  $        13.80
                                                              ==============
  Class C Shares:
    Net asset value and offering price per share (Based on
    net assets of $27,849,873 and 2,020,824 shares of
    beneficial interest issued and outstanding).............  $        13.78
                                                              ==============

*   On sales of $100,000 or more, the sales charge will be reduced.

See Notes to Financial Statements                                             13

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended June 30, 2004 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 31,903,110
                                                              ------------
EXPENSES:
Investment Advisory Fee.....................................     3,941,463
Distribution (12b-1) and Service Fees (Attributed to Classes
  A, B and C of $1,474,065, $734,046 and $162,988,
  respectively).............................................     2,371,099
Shareholder Services........................................       951,557
Custody.....................................................       175,901
Legal.......................................................        57,814
Trustees' Fees and Related Expenses.........................        16,950
Other.......................................................       372,839
                                                              ------------
    Total Expenses..........................................     7,887,623
    Less Credits Earned on Cash Balances....................        15,755
                                                              ------------
    Net Expenses............................................     7,871,868
                                                              ------------
NET INVESTMENT INCOME.......................................  $ 24,031,242
                                                              ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................  $ (9,284,913)
  Futures...................................................     1,404,859
                                                              ------------
Net Realized Loss...........................................    (7,880,054)
                                                              ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................    32,993,021
                                                              ------------
  End of the Period:
    Investments.............................................    29,806,973
    Futures.................................................       370,928
                                                              ------------
                                                                30,177,901
                                                              ------------
Net Unrealized Depreciation During the Period...............    (2,815,120)
                                                              ------------
NET REALIZED AND UNREALIZED LOSS............................  $(10,695,174)
                                                              ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................  $ 13,336,068
                                                              ============

 14                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                             FOR THE             FOR THE
                                                         SIX MONTHS ENDED      YEAR ENDED
                                                          JUNE 30, 2004     DECEMBER 31, 2003
                                                         ------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income..................................   $   24,031,242     $   58,928,961
Net Realized Loss......................................       (7,880,054)       (11,074,014)
Net Unrealized Depreciation During the Period..........       (2,815,120)       (19,052,023)
                                                          --------------     --------------
Change in Net Assets from Operations...................       13,336,068         28,802,924
                                                          --------------     --------------

Distributions from Net Investment Income:
  Class A Shares.......................................      (33,254,115)       (82,124,956)
  Class B Shares.......................................       (3,124,552)        (9,346,947)
  Class C Shares.......................................         (693,453)        (2,277,808)
                                                          --------------     --------------
Total Distributions....................................      (37,072,120)       (93,749,711)
                                                          --------------     --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES....      (23,736,052)       (64,946,787)
                                                          --------------     --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold..............................       31,441,252        371,851,494
Net Asset Value of Shares Issued Through Dividend
  Reinvestment.........................................       25,146,602         62,817,516
Cost of Shares Repurchased.............................     (181,719,502)      (653,275,792)
                                                          --------------     --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS.....     (125,131,648)      (218,606,782)
                                                          --------------     --------------
TOTAL DECREASE IN NET ASSETS...........................     (148,867,700)      (283,553,569)
NET ASSETS:
Beginning of the Period................................    1,584,154,655      1,867,708,224
                                                          --------------     --------------
End of the Period (Including accumulated undistributed
  net investment income of $(13,487,493) and
  $(446,615), respectively)............................   $1,435,286,955     $1,584,154,655
                                                          ==============     ==============

See Notes to Financial Statements                                             15

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                SIX MONTHS
                                  ENDED                      YEAR ENDED DECEMBER 31,
CLASS A SHARES                   JUNE 30,    --------------------------------------------------------
                                   2004        2003        2002      2001 (b)      2000        1999
                                ---------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF
  THE PERIOD...................  $  14.07    $  14.60    $  14.36    $  14.04    $  13.52    $  14.46
                                 --------    --------    --------    --------    --------    --------
  Net Investment Income........       .23(a)      .50(a)      .59(a)      .78(a)      .84(a)      .90
  Net Realized and Unrealized
    Gain/Loss..................      (.10)       (.24)        .48         .33         .50        (.92)
                                 --------    --------    --------    --------    --------    --------
Total from Investment
  Operations...................       .13         .26        1.07        1.11        1.34        (.02)
Less Distributions from Net
  Investment Income............       .35         .79         .83         .79         .82         .92
                                 --------    --------    --------    --------    --------    --------
NET ASSET VALUE, END OF THE
  PERIOD.......................  $  13.85    $  14.07    $  14.60    $  14.36    $  14.04    $  13.52
                                 ========    ========    ========    ========    ========    ========

Total Return (c)...............     0.92%*      1.87%       7.61%       8.17%      10.24%       -.11%
Net Assets at End of the Period
  (In millions)................  $1,275.4    $1,382.2    $1,606.1    $1,551.9    $1,582.0    $1,817.0
Ratio of Expenses to Average
  Net Assets (d)...............      .96%        .92%        .90%        .87%        .92%        .91%
Ratio of Interest Expense to
  Average Net Assets...........       N/A         N/A         N/A         N/A        .05%        .07%
Ratio of Net Investment Income
  to Average Net Assets........     3.29%       3.50%       4.06%       5.46%       6.23%       6.50%
Portfolio Turnover.............      245%*       519%(e)     101%         32%         44%        112%

* Non-Annualized

(a)Based on average shares outstanding.

(b)As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. These changes for the period ended December 31, 2001 decreased net investment income per share by less than $.01 and increased net realized and unrealized gains per share by less than $.01. However, the ratio of net investment income to average net assets decreased from 5.49% to 5.46%. Per share, ratios, and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c)Assumes reinvestment of all distributions for the period and does not include payment of the maximum sales charge of 4.75% or contingent deferred sales charge (CDSC). On purchases of $1 million or more, a CDSC of 1% may be imposed on certain redemptions made within one year of purchase. If the sales charges were included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of up to .25% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .02% for the year ended December 31, 2000.

(e)The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous fiscal years.

N/A=Not Applicable.

 16                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                        SIX MONTHS
                                          ENDED                            YEAR ENDED DECEMBER 31,
CLASS B SHARES                           JUNE 30,        ------------------------------------------------------------
                                           2004           2003         2002        2001 (b)        2000         1999
                                        -----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...............................   $14.02         $14.55       $14.31        $14.02        $13.50       $14.44
                                          ------         ------       ------        ------        ------       ------
  Net Investment Income................      .18(a)         .39(a)       .48(a)        .66(a)        .74(a)       .75
  Net Realized and Unrealized
    Gain/Loss..........................     (.11)          (.24)         .48           .33           .50         (.88)
                                          ------         ------       ------        ------        ------       ------
Total from Investment Operations.......      .07            .15          .96           .99          1.24         (.13)
Less Distributions from Net Investment
  Income...............................      .29            .68          .72           .70           .72          .81
                                          ------         ------       ------        ------        ------       ------
NET ASSET VALUE, END OF THE PERIOD.....   $13.80         $14.02       $14.55        $14.31        $14.02       $13.50
                                          ======         ======       ======        ======        ======       ======

Total Return (c).......................   0.52%*          1.07%        6.81%         7.32%         9.36%        -.92%
Net Assets at End of the Period (In
  millions)............................   $132.0         $164.3       $210.6        $140.5        $ 86.1       $130.4
Ratio of Expenses to Average Net Assets
  (d)..................................    1.74%          1.71%        1.69%         1.68%         1.70%        1.71%
Ratio of Interest Expense to Average
  Net Assets...........................      N/A            N/A          N/A           N/A          .05%         .07%
Ratio of Net Investment Income to
  Average Net Assets...................    2.52%          2.72%        3.32%         4.59%         5.47%        5.73%
Portfolio Turnover.....................    245%*         519%(e)        101%           32%           44%         112%

* Non-Annualized

(a)Based on average shares outstanding.

(b)As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. These changes for the period ended December 31, 2001 decreased net investment income per share by less than $.01 and increased net realized and unrealized gains per share by less than $.01. However, the ratio of net investment income to average net assets decreased from 4.62% to 4.59%. Per share, ratios, and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c)Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 4%, charged on certain redemptions made within one year of purchase and declining to 0% after the sixth year. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .02% for the year ended December 31, 2000.

(e)The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous fiscal years.

N/A=Not Applicable.

See Notes to Financial Statements                                             17

VAN KAMPEN U.S. MORTGAGE FUND

FINANCIAL HIGHLIGHTS (UNAUDITED) continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE FUND OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                        SIX MONTHS
                                          ENDED                            YEAR ENDED DECEMBER 31,
CLASS C SHARES                           JUNE 30,        ------------------------------------------------------------
                                           2004           2003         2002        2001 (b)        2000         1999
                                        -----------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE
  PERIOD...............................   $14.00         $14.53       $14.29        $14.00        $13.50       $14.44
                                          ------         ------       ------        ------        ------       ------
  Net Investment Income................      .18(a)         .39(a)       .48(a)        .65(a)        .73(a)       .78
  Net Realized and Unrealized
    Gain/Loss..........................     (.11)          (.24)         .48           .34           .49         (.91)
                                          ------         ------       ------        ------        ------       ------
Total from Investment Operations.......      .07            .15          .96           .99          1.22         (.13)
Less Distributions from Net Investment
  Income...............................      .29            .68          .72           .70           .72          .81
                                          ------         ------       ------        ------        ------       ------
NET ASSET VALUE, END OF THE PERIOD.....   $13.78         $14.00       $14.53        $14.29        $14.00       $13.50
                                          ======         ======       ======        ======        ======       ======

Total Return (c).......................    0.52%*         1.07%(e)     6.81%         7.25%         9.29%        -.92%
Net Assets at End of the Period (In
  millions)............................   $ 27.8         $ 37.7       $ 51.0        $ 32.2        $ 20.6       $ 19.3
Ratio of Expenses to Average Net Assets
  (d)..................................    1.74%          1.70%(e)     1.69%         1.68%         1.68%        1.72%
Ratio of Interest Expense to Average
  Net Assets...........................      N/A            N/A          N/A           N/A          .05%         .07%
Ratio of Net Investment Income to
  Average Net Assets...................    2.52%          2.72%(e)     3.32%         4.56%         5.46%        5.66%
Portfolio Turnover.....................     245%*          519%(f)      101%           32%           44%         112%

* Non-Annualized

(a)Based on average shares outstanding.

(b)As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on fixed income securities and presenting paydown gains and losses on mortgage- and asset-backed securities as interest income. These changes for the period ended December 31, 2001 decreased net investment income per share by less than $.01 and increased net realized and unrealized gains per share by less than $.01. However, the ratio of net investment income to average net assets decreased from 4.59% to 4.56%. Per share, ratios, and supplemental data for periods prior to December 31, 2001 have not been restated to reflect this change in presentation.

(c)Assumes reinvestment of all distributions for the period and does not include payment of the maximum CDSC of 1%, charged on certain redemptions made within one year of purchase. If the sales charge was included, total returns would be lower. These returns include combined Rule 12b-1 fees and service fees of 1% and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .02% for the year ended December 31, 2000.

(e)The Total Return, Ratio of Expenses to Average Net Assets and Ratio of Net Investment Income to Average Net Assets reflect the refund of certain 12b-1 fees during the period.

(f)The Fund's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for a fiscal year by the average monthly value of the Fund's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Fund's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous fiscal years.

N/A=Not Applicable.

 18                                            See Notes to Financial Statements

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen U.S. Mortgage Fund (the "Fund") (formerly known as the Van Kampen U.S. Government Fund) is organized as a series of the Van Kampen U.S. Government Trust, a Delaware statutory trust and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund's investment objective is to provide a high level of current income, with liquidity and safety of principal. The Fund commenced investment operations on May 31, 1984. The distribution of the Fund's Class B and Class C Shares commenced on August 24, 1992 and August 13, 1993, respectively.

    The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. If such valuations are not available, then estimates are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Fund may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Fund will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At June 30, 2004, the Fund has $900,179,152 of when-issued, delayed delivery or forward purchase commitments.

    The Fund may invest in repurchase agreements, which are short-term investments in which the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Fund may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due to the Fund.

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Fund are allocated on a pro-rata basis to each class of shares, except for distribution and service fees and transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Fund intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of loss and offset such losses against any future realized capital gains. At December 31, 2003, the Fund had an accumulated capital loss carryforward for tax purposes of $130,085,314 which will expire between December 31, 2004 and December 31, 2011. Of this amount, $5,772,435 will expire on December 31, 2004.

    At June 30, 2004, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................  $2,084,261,140
                                                              ==============
Gross tax unrealized appreciation...........................  $   33,143,288
Gross tax unrealized depreciation...........................      (3,323,064)
                                                              --------------
Net tax unrealized appreciation on investments..............  $   29,820,224
                                                              ==============

E. DISTRIBUTION OF INCOME AND GAINS The Fund declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended December 31, 2003 was as follows:

Distributions paid from:
  Ordinary income...........................................  $95,809,653
  Long-term capital gain....................................          -0-
                                                              -----------
                                                              $95,809,653
                                                              ===========

F. EXPENSE REDUCTIONS During the six months ended June 30, 2004, the Fund's custody fee was reduced by $15,755 as a result of credits earned on cash balances.

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Fund's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Fund for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                      % PER ANNUM
First $500 million..........................................    0.550%
Next $500 million...........................................    0.525%
Next $2 billion.............................................    0.500%
Next $2 billion.............................................    0.475%
Next $2 billion.............................................    0.450%
Next $2 billion.............................................    0.425%
Over $9 billion.............................................    0.400%

    For the six months ended June 30, 2004, the Fund recognized expenses of approximately $35,700 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, counsel to the Fund, of which a trustee of the Fund is an affiliated person.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Fund. The Adviser allocates the cost of such services to each fund. For the six months ended June 30, 2004, the Fund recognized expenses of approximately $82,500 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Fund, which are reported as part of "Other" and "Legal" expenses, respectively, on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Fund. For the six months ended June 30, 2004, the Fund recognized expenses of approximately $733,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Fund's Board of Trustees.

    Certain officers and trustees of the Fund are also officers and directors of Van Kampen. The Fund does not compensate its officers or trustees who are officers of Van Kampen.

    The Fund provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Fund and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $175,900 are included in "Other" assets on the Statement of Assets and Liabilities at June 30, 2004. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Fund. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

3. CAPITAL TRANSACTIONS

At June 30, 2004, capital aggregated $1,358,784,301, $171,221,392, and
$26,488,837 for Classes A, B and C, respectively. For the six months ended June 30, 2004, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................    1,704,283    $  23,827,477
  Class B...................................................      390,158        5,451,595
  Class C...................................................      154,863        2,162,180
                                                              -----------    -------------
Total Sales.................................................    2,249,304    $  31,441,252
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    1,589,861    $  22,219,904
  Class B...................................................      174,748        2,433,933
  Class C...................................................       35,409          492,765
                                                              -----------    -------------
Total Dividend Reinvestment.................................    1,800,018    $  25,146,602
                                                              ===========    =============
Repurchases:
  Class A...................................................   (9,445,856)   $(131,933,622)
  Class B...................................................   (2,716,577)     (37,825,043)
  Class C...................................................     (859,877)     (11,960,837)
                                                              -----------    -------------
Total Repurchases...........................................  (13,022,310)   $(181,719,502)
                                                              ===========    =============

    At December 31, 2003, capital aggregated $1,444,670,542, $201,160,907, and
$35,794,729 for Classes A, B and C, respectively. For the year ended December 31, 2003, transactions were as follows:

                                                                SHARES           VALUE
Sales:
  Class A...................................................   20,892,984    $ 301,649,010
  Class B...................................................    3,531,716       50,936,592
  Class C...................................................    1,340,150       19,265,892
                                                              -----------    -------------
Total Sales.................................................   25,764,850    $ 371,851,494
                                                              ===========    =============
Dividend Reinvestment:
  Class A...................................................    3,779,432    $  53,979,584
  Class B...................................................      505,878        7,202,050
  Class C...................................................      115,013        1,635,882
                                                              -----------    -------------
Total Dividend Reinvestment.................................    4,400,323    $  62,817,516
                                                              ===========    =============
Repurchases:
  Class A...................................................  (36,451,562)   $(524,149,559)
  Class B...................................................   (6,794,079)     (96,732,757)
  Class C...................................................   (2,278,377)     (32,393,476)
                                                              -----------    -------------
Total Repurchases...........................................  (45,524,018)   $(653,275,792)
                                                              ===========    =============

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

    Class B Shares purchased on or after June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares eight years after the end of the calendar month in which the shares are purchased. Class B Shares purchased before June 1, 1996, and any dividend reinvestment plan Class B Shares received thereon, automatically convert to Class A Shares six years after the end of the calendar month in which the shares were purchased. For the six months ended June 30, 2004 and year ended December 31, 2003, 203,040 and 267,999 Class B Shares automatically converted to Class A Shares, respectively, and are shown in the above table as sales of Class A Shares and repurchases of Class B Shares. Class C Shares purchased before January 1, 1997, and any dividend reinvestment plan Class C Shares received thereon, automatically convert to Class A Shares ten years after the end of the calendar month in which the shares were purchased. Class C Shares purchased on or after January 1, 1997 do not possess a conversion feature. For the six months ended June 30, 2004 and year ended December 31, 2003, no Class C Shares converted to Class A Shares. Class B and C Shares are offered without a front end sales charge, but are subject to a contingent deferred sales charge (CDSC). The CDSC will be imposed on most redemptions made within six years of the purchase for Class B and one year of the purchase for Class C as detailed in the following schedule:

                                                                 CONTINGENT DEFERRED
                                                                     SALES CHARGE
                                                                   AS A PERCENTAGE
                                                                   OF DOLLAR AMOUNT
                                                                  SUBJECT TO CHARGE
                                                              --------------------------
YEAR OF REDEMPTION                                            CLASS B            CLASS C
First.......................................................   4.00%              1.00%
Second......................................................   3.75%               None
Third.......................................................   3.50%               None
Fourth......................................................   2.50%               None
Fifth.......................................................   1.50%               None
Sixth.......................................................   1.00%               None
Seventh and Thereafter......................................    None               None

    For the six months ended June 30, 2004, Van Kampen, as Distributor for the Fund, received commissions on sales of the Fund's Class A Shares of approximately $58,200 and CDSC on redeemed shares of approximately $306,700. Sales charges do not represent expenses of the Fund.

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales on investments, including principal paydowns and excluding short-term investments, were $4,345,069,866 and $4,569,026,095, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Fund has a variety of reasons to use derivative instruments, such as to attempt to protect the Fund against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity and duration. All of the Fund's portfolio holdings,

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract.

    A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Fund generally invests in exchange traded futures contracts on U.S. Treasury Bonds and Notes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Fund maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts, for the six months ended June 30, 2004, were as follows:

                                                              CONTRACTS
Outstanding at December 31, 2003............................     5,337
Futures Opened..............................................    10,904
Futures Closed..............................................   (12,026)
                                                               -------
Outstanding at June 30, 2004................................     4,215
                                                               =======

    The futures contracts outstanding as of June 30, 2004, and the descriptions and unrealized appreciation/depreciation are as follows:

                                                                            UNREALIZED
                                                                           APPRECIATION/
                                                              CONTRACTS    DEPRECIATION
LONG CONTRACTS:
U S Treasury Notes 10-Year Futures September 2004 (Current
  Notional Value of $109,328 per contract)..................    1,000       $ 1,435,809
U.S. Treasury Bonds Futures September 2004 (Current Notional
  Value of $106,375 per contract)...........................      395           837,531
                                                                -----       -----------
                                                                1,395         2,273,340
                                                                -----       -----------

SHORT CONTRACTS:
Interest Rate Swap 10-Year Futures September 2004 (Current
  Notional Value of $106,063 per contract)..................       10           (14,403)
U.S. Treasury Notes 5-Year Futures September 2004 (Current
  Notional Value of $108,688 per contract)..................    2,138        (1,888,721)
U.S. Treasury Notes 2-Year Futures September 2004 (Current
  Notional Value of $210,547 per contract)..................      672               712
                                                                -----       -----------
                                                                2,820        (1,902,412)
                                                                -----       -----------
                                                                4,215       $   370,928
                                                                =====       ===========

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

6. MORTGAGE BACKED SECURITIES

A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by federally sponsored agencies--Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC).

    A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's. The Fund may invest in REMIC's (Real Estate Mortgage Investment Conduit) which are simply another form of CMO. These MBS pools are divided into classes or branches with each class having its own characteristics. For instance, a PAC (Planned Amortization Class) is a specific class of mortgages which over its life will generally have the most stable cash flows and the lowest prepayment risk.

7. DISTRIBUTION AND SERVICE PLANS

With respect to its Class A Shares, Class B Shares and Class C Shares, the Fund and its shareholders have adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans"). The Plans govern payments for: the distribution of the Fund's Class A Shares, Class B Shares and Class C Shares; the provision of ongoing shareholder services with respect to such classes of shares; and the maintenance of shareholder accounts with respect to such classes of shares.

    Annual fees under the Plans of up to .25% of Class A average daily net assets and 1% each of Class B and Class C average daily net assets are accrued daily. The annual fees for Class A Shares are paid quarterly and the annual fees for Class C Shares are paid monthly. For Class B Shares, 75% of the annual fees are paid monthly, while 25% of the annual fees are paid quarterly. The amount of distribution expenses incurred by Van Kampen and not yet reimbursed ("unreimbursed receivable") was approximately $9,781,100 and $119,300 for Class B and Class C Shares, respectively. This amount may be recovered from future payments under the plan or CDSC. To the extent the unreimbursed receivable has been fully recovered, any excess 12b-1 fees will be refunded to the Fund on a quarterly basis.

    Included in the fees for the six months ended June 30, 2004 are payments retained by Van Kampen of approximately $642,000 and payments made to Morgan Stanley DW Inc., an affiliate of the Adviser, of approximately $76,600.

8. INDEMNIFICATIONS

The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. LEGAL MATTERS

The Adviser, certain affiliates of the Adviser, and certain investment companies advised by the Adviser or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. The consolidated action also names as defendants certain individual Trustees and Directors of certain investment companies advised by affiliates of the Adviser; the complaint does not, however, name the individual Trustees of any Van Kampen funds. The consolidated amended complaint generally alleges that defendants violated their statutory disclosure obligations and fiduciary duties by failing

VAN KAMPEN U.S. MORTGAGE FUND

NOTES TO FINANCIAL STATEMENTS -- JUNE 30, 2004 (UNAUDITED) continued

properly to disclose (i) that the Adviser and certain affiliates of the Adviser allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Adviser or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs.

    The Adviser and certain affiliates of the Adviser are also named as defendants in a derivative suit which additionally names as defendants certain individual Trustees of certain Van Kampen funds; the named investment companies, including the Fund, are listed as nominal defendants. The complaint alleges that defendants caused the Van Kampen funds to pay economic incentives to a proprietary sales force to promote the sale of proprietary mutual funds. The complaint also alleges that the Van Kampen funds paid excessive commissions to Morgan Stanley and its affiliates in connection with the sales of the funds. The complaint seeks, among other things, the removal of the current Trustees of the funds, rescission of the management contracts for the funds, disgorgement of profits by Morgan Stanley and its affiliates and monetary damages. This complaint has been coordinated with the consolidated complaint described in the preceding paragraph.

    The defendants have moved to dismiss each of these actions and otherwise intend to defend them vigorously. While the defendants believe that they have meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

VAN KAMPEN U.S. MORTGAGE FUND

BOARD OF TRUSTEES AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
J. MILES BRANAGAN
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1173
Boston, Massachusetts 02110

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Fund, as defined in the Investment Company Act of 1940, as amended.

Van Kampen
Privacy Notice


The Van Kampen companies and investment products* respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain nonpublic personal information about you. This is information we collect from you on applications or other forms, and from the transactions you conduct with us, our affiliates, or third parties. We may also collect information you provide when using our web site, and text files (also known as "cookies") may be placed on your computer to help us to recognize you and to facilitate transactions you initiate. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by law. For instance, so that we may continue to offer you Van Kampen investment products and services that meet your investing needs, and to effect transactions that you request or authorize, we may disclose the information we collect to companies that perform services on our behalf, such as printers and mailers that assist us in the distribution of investor materials. These companies will use this information only for the services for which we hired them, and are not permitted to use or share this information for any other purpose. To protect your nonpublic personal information internally, we permit access to it only by authorized employees, and maintain physical, electronic and procedural safeguards to guard your nonpublic personal information.

* Includes Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc., Van Kampen System Inc. and Van Kampen Exchange Corp., as well as the many Van Kampen mutual funds and Van Kampen unit investment trusts.

                                                 Van Kampen Funds Inc.
                                                 1 Parkview Plaza, P.O. Box 5555
                                                 Oakbrook Terrace, IL 60181-5555
                                                 www.vankampen.com

                                     (VAN KAMPEN INVESTMENTS LOGO)

                                                 Copyright (C)2004 Van Kampen
                                                 Funds Inc. All rights reserved.
                                                 Member NASD/SIPC. 40, 340, 540
                                                 USGF SAR 8/04
                                                 RN04-01593P-Y06/04

Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 10. Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

 (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a)  Code of Ethics -- Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT. (b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen U.S. Government Trust

By:   /s/ Ronald E. Robison
      ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Ronald E. Robison
      ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: August 19, 2004

By:   /s/ James M. Dykas
      ----------------------
Name: James M. Dykas
Title: Principal Financial Officer
Date: August 19, 2004